Stock Based Compensation (Tables)	12 Months Ended
Sep. 30, 2013
Stock Based Compensation [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]

	September 2013	September 2012
Shares of restricted stock	4,519	1,500
Grant date fair value per share	$8.04	$8.00
Number of stock options	16,000	6,000
Exercise price	$8.04	$8.00
Fair value per option	$4.85	$4.72
Risk free interest rate	1.62%	1.69%
Volatility factor	61.2%	58.8%
Expected life	7 years	7 years
Dividends	none	none

Summary of Non-Vested Restricted Shares [Table Text Block]

Restricted Shares	Weighted Average Grant Date Fair Value
Non-vested at October 1, 2011	38,359	$9.46
Forfeited	(822)	$10.12
Granted	6,019	$8.03
Vested	(15,301)	$9.74

Non-vested at September 30, 2012	28,255	$8.99
Forfeited	-)	$-
Granted	-	-
Vested	(15,584)	$9.60

Non-vested at September 30, 2013	12,771	$8.24

Summary of Stock Option Activity [Table Text Block]

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance at October 1, 2011	174,754	$9.78	6.64 years
Granted	22,000	$8.03	10.0 years
Forfeited	(10,275)	10.12	5.2 years

Balance at September 30, 2012	186,479	$9.56	6.2 years

Granted	-	-	-

Balance at September 30, 2013	186,479	$9.56	5.2 years

Exercisable at September 30, 2013	153,379	$9.88	4.5 years